SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis - USD ($)	Oct. 31, 2016	Oct. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Total financial assets	$ 2,649,136	$ 2,867,967
Patent acquisition obligation	4,171,876	3,688,187
Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments		2,400,000
Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents	1,899,136	467,967
Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments	750,000
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Total financial assets	1,899,136	467,967
Patent acquisition obligation
Fair Value, Inputs, Level 1 [Member] | Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents	1,899,136	467,967
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Total financial assets	750,000	2,400,000
Patent acquisition obligation
Fair Value, Inputs, Level 2 [Member] | Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments		2,400,000
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments	750,000
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Total financial assets
Patent acquisition obligation	4,171,876	3,688,187
Fair Value, Inputs, Level 3 [Member] | Global Depository Receipts [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Hierarchy for our financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Investments